Taxation - Schedule of Actual Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Actual Provision for Income Taxes [Abstract]
(Loss) income before income taxes	$ (1,081,970)	$ (3,665,700)	$ 110,389
Income tax expenses computed at statutory EIT rate of 25%	(270,493)	(916,425)	27,597
Reconciling items:
Effect of preferred tax rate	160,532	657,287	(14,264)
Additional deduction for R&D expenses	(64,358)	(45,377)	(45,247)
Change in valuation allowance	273,737	164,582	53,964
Tax effect of non-deductible items	19,635	14,642	24,956
Income tax expenses (benefit)	$ 119,053	$ (125,291)	$ 47,006
Effective tax rates	(11.00%)	3.40%	42.60%